ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2018
Business Combinations [Abstract]
Summary of Business Combination and Allocated the Purchase Consideration to Assets Acquired and Liabilities Assumed Based on Estimated Fair Values

The Company accounted for this transaction as a business combination and allocated the purchase consideration to assets acquired and liabilities assumed based on their estimated fair values, as presented in the following table:

Amount
Goodwill	$138,560
Core technology	26,958
Net liabilities assumed	(4,498)

Total	$161,020